AETNA VARIABLE FUND D/B/A
                           AETNA GROWTH AND INCOME VP

                        AETNA VARIABLE ENCORE FUND D/B/A
                              AETNA MONEY MARKET VP

                            AETNA INCOME SHARES D/B/A
                                  AETNA BOND VP

                             AETNA BALANCED VP, INC.

                        AETNA GENERATION PORTFOLIOS, INC.

                         Supplement dated July 30, 2001

THE INFORMATION BELOW SUPPLEMENTS THE INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION ("STATEMENT") DATED MAY 1, 2001. THIS SUPPLEMENT SHOULD BE READ WITH THE STATEMENT.



Effective July 9, 2001 the following replaces the section entitled "Transfer Agent" on page 27 of the Statement:

DST Systems, Inc., 330 West 9th Street, Kansas City, Missouri 64105-1514, serves as the transfer agent and dividend-paying agent to the Funds.



Effective July 16, 2001 all references to Aetna Variable Portfolios, Inc. and its portfolios are hereby deleted.













                                                                       July 2001